UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)
601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:                       December 31

Date of reporting period:                    September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Investors Trust

9.30.2005

Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 67.78%					$168,848,684
(Cost $167,563,817)

Aerospace & Defense 0.45%					1,134,603

Raytheon Co.,
Note	8.300	03-01-10	BBB-	1,000	1,134,603
Agricultural Products 0.36%					886,532

Corn Products International, Inc.,
Sr Note	8.450	08-15-09	BBB-	795	886,532
Airlines 0.75%					1,878,273

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A	6.545	02-02-19	A-	658	645,621
Pass Thru Ctf Ser 2000-2 Class A-1	7.707	04-02-21	BBB	424	421,325
Pass Thru Ctf Ser 2000-2 Class B (L)	8.307	10-02-19	BB-	424	374,579
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	484	433,998
Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)	10.910	08-15-14	D	550	2,750
Apparel Retail 0.22%					545,767

Gap, Inc. (The),
Note (P)	9.550	12-15-08	BBB-	485	545,767
Asset Management & Custody Banks 0.83%					2,060,744

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (S)	5.260	12-29-49	AA	2,055	2,060,744
Auto Parts & Equipment 0.63%					1,567,045

American Axle & Manufacturing, Inc.,
Sr Note (L)	5.250	02-11-14	BBB	500	425,625
TRW Automotive, Inc.,
Sr Note	9.375	02-15-13	BB-	1,052	1,141,420
Brewers 0.08%					198,432

Molson Coors Capital Finance Corp.,
Note (Canada) (S)	4.850	09-22-10	BBB	200	198,432
Broadcasting & Cable TV 3.90%					9,705,743

AT&T Broadband Corp.,
Gtd Note	8.375	03-15-13	BBB	980	1,159,505
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom)	8.200	07-15-09	BBB-	905	1,004,318

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.,
Sr Note	10.250	09-15-10	CCC-	2,000	2,050,000
Innova S. de R.L.,
Note (Mexico)	9.375	09-19-13	BB-	1,500	1,702,500
Shaw Communications, Inc.,
Sr Note (Canada)	8.250	04-11-10	BB+	1,000	1,086,250
TCI Communications, Inc.,
Sr Deb	9.800	02-01-12	BBB+	840	1,033,073
Videotron Ltee
Sr Note (Canada) (S)	6.375	12-15-15	B+	300	297,750
XM Satellite Radio, Inc.,
Sr Sec Note	12.000	06-15-10	CCC+	533	607,620
Sr Sec Note, Step Coupon (Zero to 12-31-05,
then 14.000%) (O)	Zero	12-31-09	CCC+	728	764,727

Building Products 0.85%					2,105,384

Pulte Homes, Inc.,
Sr Note (L)	6.250	02-15-13	BBB-	1,000	1,031,294
Toll Brothers, Inc.,
Gtd Sr Note (L)	6.875	11-15-12	BBB-	1,000	1,074,090

Casinos & Gaming 3.11%					7,759,670

Chukchansi Economic Development Auth.,
Sr Note (G)(S)	14.500	06-15-09	CCC+	1,000	1,205,000
Harrah's Operating Co., Inc.,
Gtd Sr Note	8.000	02-01-11	BBB-	735	821,806
Gtd Sr Note	5.500	07-01-10	BBB-	720	726,801
Jacob's Entertainment, Inc.,
Sr Sec Note (B)	11.875	02-01-09	B	700	762,713
Mashantucket West Pequot,
Note (S)	5.912	09-01-21	BBB-	275	274,395
Mohegan Tribal Gaming Auth.,
Sr Sub Note	7.125	08-15-14	B+	250	258,750
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	800	864,000
Seneca Gaming Corp.,
Sr Note (S)	7.250	05-01-12	BB-	1,000	1,025,000
Trump Entertainment Resorts, Inc.,
Gtd Sec Note	8.500	06-01-15	B-	500	482,500
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	B+	1,257	1,338,705

Commodity Chemicals 1.05%					2,606,499

Lyondell Chemical Co.,
Gtd Sr Sub Note	10.875	05-01-09	B	500	515,000
Gtd Sec Note	9.500	12-15-08	BB-	1,010	1,057,975
RPM International, Inc.,
Sr Note	6.250	12-15-13	BBB	1,000	1,033,524

Communications Equipment 0.43%					1,076,060

Motorola, Inc.,
Deb	6.500	11-15-28	BBB+	980	1,076,060

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Construction Materials 0.15%					370,000

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	370	370,000

Consumer Finance 1.85%					4,617,889

Ford Motor Credit Co.,
Note	7.375	10-28-09	BBB-	1,925	1,859,448
General Motors Acceptance Corp.,
Note	7.250	03-02-11	BBB-	680	632,322
Household Finance Corp.,
Note	6.375	10-15-11	A	615	657,832
HSBC Finance Corp.,
Sr Note	6.750	05-15-11	A	1,350	1,468,287

Diversified Banks 2.29%					5,698,126

Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	620	661,969
Barclays Bank Plc,
Perpetual Bond (6.278% to 12-15-34 then
variable) (United Kingdom)	6.278	12-29-49	A+	1,600	1,573,296
Chuo Mitsui Trust & Banking Co.,
Perpetual Sub Note (5.506% to 04-15-15 then
variable) (Japan) (S)	5.506	12-01-49	Baa2	905	871,093
Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands)	8.375	12-29-49	A2	750	811,875
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31 then
variable) (United Kingdom)	7.648	08-29-49	A	630	765,871
Wachovia Corp.,
Sub Note	5.250	08-01-14	A-	1,000	1,014,022

Diversified Chemicals 1.26%					3,126,877

NOVA Chemicals Corp.,
Med Term Note (Canada)	7.400	04-01-09	BB+	1,955	1,989,213
Potash Corp. of Saskatchewan, Inc.,
Note (Canada)	7.750	05-31-11	BBB+	1,000	1,137,664

Diversified Commercial Services 0.99%					2,474,595

Hutchison Whampoa International Ltd.,
Gtd Note (Cayman Islands) (S)	6.500	02-13-13	A-	750	801,441
Noble Group Ltd.,
Sr Note (Bermuda) (S)	6.625	03-17-15	BB+	1,000	923,154
Sotheby's Holdings, Inc.,
Note	6.875	02-01-09	BB-	750	750,000

Diversified Financial Services 1.14%					2,836,114

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BB+	915	1,086,874
Glencore Funding LLC,
Gtd Note (S)	6.000	04-15-14	BBB-	875	828,900
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)	8.485	12-31-49	Baa1	840	920,340

John Hancock

Investors Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Diversified Metals & Mining 0.28%					695,000

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note (L)	6.875	02-01-14	B+	500	495,000
Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	200	200,000

Electric Utilities 5.52%					13,749,612

AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,222	1,423,967
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BB+	700	826,021
CE Generation LLC,
Sr Sec Note	7.416	12-15-18	BB-	791	841,373
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)	8.625	04-30-13	BBB-	830	914,902
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	376	373,996
HQI Transelect Chile S.A.,
Sr Note (Chile)	7.875	04-15-11	A-	1,175	1,322,625
Indiantown Cogeneration, L.P.,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	461	502,075
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	315	349,650
Kansas Gas and Electric Co.,
Bond (S)	5.647	03-29-21	BB-	425	420,597
Midland Funding Corp. II,
Deb Ser B	13.250	07-23-06	BB-	1,639	1,729,078
MSW Energy Holdings II LLC/MSW Energy Finance Co.,
II, Inc.,
Sr Sec Note Ser B	7.375	09-01-10	BB-	750	778,125
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BB+	470	547,724
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	449	439,785
TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB-	2,000	2,045,946
TXU Corp.,
Sec Bond	7.460	01-01-15	BBB	615	655,595
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	534	578,153

Electrical Components & Equipment 0.71%					1,780,607

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,500	1,579,107
L-3 Communications Corp.,
Sr Sub Note (S)	6.375	10-15-15	BB+	200	201,500

Electronic Equipment Manufacturers 0.32%					796,205

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	745	796,205

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Food Retail 1.51%					3,763,686

Ahold Lease USA, Inc.,
Gtd Pass Thru Ctf Ser 2001A-1 (L)	7.820	01-02-20	BB	1,304	1,415,413
Albertson's, Inc.,
Deb	7.450	08-01-29	BBB-	715	616,761
Delhaize America, Inc.,
Gtd Note	9.000	04-15-31	BB+	1,500	1,731,512

Foreign Government 0.48%					1,205,000

Colombia, Republic of,
Note (Colombia)	10.000	01-23-12	BB	1,000	1,205,000

Gas Utilities 0.73%					1,810,671

Energy Transfer Partners,
Gtd Sr Note (G)	5.950	02-01-15	BBB-	500	497,480
Sr Note (G)(S)	5.650	08-01-12	BBB-	835	822,258
NorAm Energy Corp.,
Deb	6.500	02-01-08	BBB	475	490,933

Health Care Facilities 0.81%					2,012,471

HCA, Inc.,
Note	8.750	09-01-10	BB+	1,012	1,117,653
Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	855	894,818

Hotels, Resorts & Cruise Lines 0.43%					1,070,390

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	1,050	1,070,390

Industrial Conglomerates 0.43%					1,071,784

Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB+	480	474,784
Waste Services, Inc.,
Sr Sub Note (S)	9.500	04-15-14	CCC	600	597,000

Industrial Machinery 1.13%					2,812,881

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	1,385	1,514,549
Manitowoc Co., Inc., (The)
Sr Note	7.125	11-01-13	B+	500	517,500
Trinity Industries Leasing Co.,
Pass Thru Ctf (S)	7.755	02-15-09	Ba1	749	780,832

Insurance Brokers 0.74%					1,841,887

Marsh & McLennan Cos., Inc.,
Sr Note	5.375	03-15-07	BBB	1,470	1,473,213
Willis Group North America,
Gtd Note	5.625	07-15-15	BBB-	185	183,810
Gtd Note	5.125	07-15-10	BBB-	185	184,864

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Integrated Oil & Gas 1.04%					2,590,350

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	1,065	1,246,050
Petro-Canada,
Deb (Canada)	9.250	10-15-21	BBB	1,000	1,344,300

Integrated Telecommunication Services 4.00%					9,974,984

AT&T Corp.,
Med Term Note	8.350	05-15-25	BB+	500	511,250
Sr Note (P)	9.750	11-15-31	BB+	490	620,463
Bellsouth Corp.,
Deb	6.300	12-15-15	A	1,074	1,120,267
France Telecom S.A.,
Note (France) (P)	7.750	03-01-11	A-	915	1,038,954
Qwest Capital Funding, Inc.,
Gtd Note (L)	7.000	08-03-09	B	1,700	1,661,750
SBC Communications, Inc.,
Note	5.100	09-15-14	A	830	822,459
Sprint Capital Corp.,
Gtd Sr Note	6.900	05-01-19	A-	1,000	1,119,544
Gtd Sr Note	6.875	11-15-28	A-	820	905,834
Telecom Italia Capital,
Gtd Note (Luxembourg) (S)	4.950	09-30-14	BBB+	1,500	1,451,598
Telefonos de Mexico, S.A. de C.V.,
Note (Mexico)	5.500	01-27-15	BBB	735	722,865

It Consulting & Other Services 0.55%					1,362,574

NCR Corp.,
Note	7.125	06-15-09	BBB-	375	397,574
Unisys Corp.,
Sr Note (L)	6.875	03-15-10	BB+	1,000	965,000

Leisure Facilities 0.29%					722,750

Cinemark USA, Inc.,
Sr Sub Note (L)	9.000	02-01-13	B-	700	722,750

Leisure Products 0.12%					300,000

K2, Inc.,
Sr Note	7.375	07-01-14	BB	300	300,000

Metal & Glass Containers 1.10%					2,750,100

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	1,085	1,150,100
Owens-Brockway Glass Container, Inc.,
Gtd Sr Sec Note	8.750	11-15-12	BB-	1,000	1,080,000
Gtd Sr Note	8.250	05-15-13	B	500	520,000

Multi-Line Insurance 0.83%					2,057,274

American International Group,
Note (S)	5.050	10-01-15	AA	700	695,656
Assurant, Inc.,
Sr Note	6.750	02-15-34	BBB+	490	527,101

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)	7.625	11-15-23	AA	470	581,716
Phoenix Life Insurance,
Surplus Note (S)	7.150	12-15-34	BBB+	255	252,801

Multi-Media 0.66%					1,643,134

News America Holdings,
Gtd Sr Deb	7.750	01-20-24	BBB	980	1,124,189
Time Warner, Inc.,
Deb	9.125	01-15-13	BBB+	425	518,945

Multi-Utilities & Unregulated Power 1.21%					3,002,753

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB-	525	676,723
Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	500	497,500
Salton Sea Funding Corp.,
Sr Sec Note Ser C	7.840	05-30-10	BB+	1,744	1,828,530

Office Services & Supplies 0.40%					984,964

Steelcase, Inc.,
Sr Note	6.375	11-15-06	BBB-	980	984,964

Oil & Gas Drilling 1.12%					2,784,256

Alberta Energy Co., Ltd.,
Note (Canada)	8.125	09-15-30	A-	685	903,657
Delek & Avner-Yam Tethys,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB-	393	386,849
Gazprom,
Loan Part Note (Russia) (S)	9.625	03-01-13	BB	1,000	1,241,250
Grant Prideco, Inc.,
Sr Note (S)	6.125	08-15-15	BB	250	252,500

Oil & Gas Exploration & Production 0.21%					526,250

Plains Exploration & Production Co.,
Sr Note	7.125	06-15-14	BB-	500	526,250

Oil & Gas Refining, Marketing & Transportation 0.79%					1,978,981

Enterprise Products Operating, L.P.,
Gtd Sr Note Ser B	5.600	10-15-14	BB+	1,000	996,481
Reliant Energy Inc.,
Sr Sec Note	6.750	12-15-14	B+	1,000	982,500

Paper Packaging 1.00%					2,485,375

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	1,250	1,256,250
Stone Container Corp.,
Sr Note	9.750	02-01-11	B	275	279,125
Sr Note	8.375	07-01-12	B	1,000	950,000

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Paper Products 0.51%					1,268,750

Abitibi-Consolidated Co.,
Gtd Sr Note (Canada)	6.950	12-15-06	BB-	1,250	1,268,750

Pharmaceuticals 1.30%					3,246,580

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	BBB	1,550	1,708,240
Wyeth,
Note	5.500	03-15-13	A	1,500	1,538,340

Property & Casualty Insurance 0.63%					1,569,832

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	515	552,668
Ohio Casualty Corp.,
Note	7.300	06-15-14	BB	750	808,367
URC Holdings Corp.,
Sr Note (S)	7.875	06-30-06	AA-	205	208,797

Publishing 0.17%					431,566

Dex Media West,
Gtd Sr Sub Note	9.875	08-15-13	B	391	431,566

Real Estate Investment Trusts 1.30%					3,235,745

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	165	184,586
iStar Financial, Inc.,
Sr Note	7.000	03-15-08	BBB-	785	818,926
ProLogis,
Note	5.500	03-01-13	BBB+	980	1,000,794
Simon Property Group, L.P.,
Note	5.100	06-15-15	BBB+	1,000	980,189
Ventas Realty, L.P./Capital Corp.,
Sr Note	6.625	10-15-14	BB	250	251,250

Real Estate Management & Development 0.54%					1,352,153

Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	830	831,105
Socgen Real Estate Co., LLC,
Perpetual Bond Ser A (7.640% to 09-30-07 then
variable) (S)	7.640	12-29-49	A	495	521,048

Regional Banks 1.74%					4,327,253

Colonial Capital II,
Gtd Cap Sec Ser A	8.920	01-15-27	BB	1,029	1,089,986
Crestar Capital Trust I,
Gtd Capital Security	8.160	12-15-26	A-	880	943,913
First Chicago NDB Institutional Capital,
Gtd Cap Bond Ser A (S)	7.950	12-01-26	A1	500	533,423
Greater Bay Bancorp,
Sr Note (S)	5.125	04-15-10	BBB-	540	538,291
NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	1,130	1,221,640

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Specialized Finance 1.35%					3,369,078

ASG Consolidated LLC,
Sr Disc Note (Zero to 11-1-08, then 11.500%)
(O)	Zero	11-01-11	B-	1,180	902,700
Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	750	750,000
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	5.590	02-15-12	Baa3	500	485,058
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	999	1,047,755
Humpuss Funding Corp.,
Gtd Note (S)	7.720	12-15-09	B2	187	183,565

Telecommunication Services 0.80%					2,002,333

Intelsat Ltd,
Sr Note (Bermuda) (L)(P)(S)	8.695	01-15-12	B+	450	457,875
Telus Corp.,
Note (Canada)	8.000	06-01-11	BBB	1,350	1,544,458

Telecommunications Equipment 0.77%					1,929,498

Corning, Inc.,
Med Term Note	8.300	04-04-25	Ba2	1,150	1,193,779
Note	6.050	06-15-15	BBB-	740	735,719

Thrifts & Mortgage Finance 8.65%					21,554,270

Bear Stearns Alt-A Trust,
Collateralized Mtg Obligation Ser 2005-3 Class
B2 (P)	5.407	04-25-35	AA+	439	437,529
Bear Stearns Commercial Mortgage Securities, Inc.,
Commercial Sub Bond Ser 2004-ESA Class C (S)	4.937	05-14-16	AA	1,000	1,003,799
Chaseflex Trust,
Pass Thru Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	1,220	1,213,156
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08-15-25	AAA	156	163,068
Countrywide Alternative Loan Trust,
Mtg Asset Backed Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000	11-25-34	AAA	1,004	1,014,281
Mtg Asset Backed Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	584	593,435
Countrywide Home Loans Servicing, L.P.,
Mtg Asset Backed Pass Thru Ctf Ser 2005-21
Class A1	5.500	10-25-35	Aaa	4,259	4,257,117
Mtg Asset Backed Pass Thru Ctf Ser 2005-6
Class 2A1	5.500	04-25-35	Aaa	694	691,922
Crown Castle Towers LLC,
Commercial Mtg Pass Thru Ctf Ser 2005-1A Class
D (S)	5.612	06-15-35	Baa2	655	650,292
DLJ Mortgage Acceptance Corp.,
Commercial Mtg Pass Thru Ctf Ser 1996-CFI
Class B (S)	8.356	03-13-28	AAA	1,441	1,454,954
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1 (P)	5.261	12-25-34	AA	314	312,068

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)	5.098	01-15-34	BBB	2,000	1,975,138
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	385	374,593
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (G)(P)	4.445	08-25-34	AA	704	696,881
Indymac Index Mortgage Loan Trust,
Asset Backed Ctf Ser 2004-AR13 Class B1	5.296	01-25-35	AA	469	467,090
Asset Backed Ctf Ser 2005-AR5 Class B1 (P)	5.448	05-25-35	AA	508	508,230
JP Morgan Chase Commercial Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	1,965	1,954,075
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.381	05-25-35	AAA	319	314,523
Sovereign Capital Trust I,
Gtd Cap Security	9.000	04-01-27	BB	1,000	1,076,777
Washington Mutual, Inc.,
Mtg Ln Pass Thru Ctf Ser 2005-AR4 Class B1	4.684	04-25-35	AA	1,456	1,423,298
Mtg Ln Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	946	972,044

Tobacco 0.42%					1,050,000

Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)	10.625	09-01-08	B	1,000	1,050,000

Utilities Other 0.25%					624,804

Magellan Midstream Partners, L.P.,
Note	6.450	06-01-14	BBB	590	624,804

Wireless Telecommunication Service 2.60%					6,464,530

America Movil S.A. de C.V.,
Sr Note (Mexico)	5.750	01-15-15	BBB	1,225	1,229,245
AT&T Wireless Services, Inc.,
Sr Note	8.750	03-01-31	A	1,475	1,990,952
Dobson Communications Corp.,
Sr Note (L)	8.875	10-01-13	CCC	1,000	1,000,000
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (L)(S)	9.750	01-30-08	BB-	350	378,000
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	A-	1,250	1,338,208
Rogers Wireless, Inc.,
Sr Sub Note (Canada) (L)	8.000	12-15-12	B+	500	528,125

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 1.52%					$3,786,005
(Cost $3,749,171)

Agricultural Products 0.42%					1,044,141

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)			BB+	12,500	1,044,141

Diversified Banks 0.40%					1,008,522

Abbey National Plc, 7.375% (United Kingdom)			A-	38,700	1,008,522

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Diversified Financial Services 0.40%					997,200

ABN AMRO Capital Funding Trust VII, 6.08%			A	40,000	997,200

Multi-Utilities & Unregulated Power 0.22%					547,967

Dominion CNG Capital Trust I, 7.80%			BBB-	21,100	547,967

Real Estate Investment Trusts 0.08%					188,175

Public Storage, Inc., 6.50%, Depositary Shares, Ser W			BBB+	7,500	188,175

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities					$74,140,792
29.76%
(Cost $74,557,237)

Government U.S. 8.14%					20,291,781

United States Treasury,
Bond (L)	10.625	08-15-15	AAA	5,000	7,482,225
Bond (L)	9.125	05-15-18	AAA	555	800,566
Bond	6.875	08-15-25	AAA	500	644,571
Bond (L)	5.375	02-15-31	AAA	6,210	6,957,138
Note (L)	4.250	08-15-15	AAA	4,435	4,407,281

Government U.S. Agency 21.62%					53,849,011

Federal Home Loan Bank,
Bond	4.600	04-11-08	AAA	2,470	2,461,916
Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	33	35,337
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	8,819	8,974,334
30 Yr Pass Thru Ctf	6.000	02-01-35	AAA	430	437,822
CMO REMIC 2901-UB	5.000	03-15-33	AAA	4,270	4,205,641
CMO REMIC 2978	5.500	01-15-31	AAA	2,590	2,602,479
CMO REMIC 2979-JD	5.500	08-15-31	AAA	2,535	2,548,311
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	12	12,038
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	35	37,095
15 Yr Pass Thru Ctf	7.000	10-01-12	AAA	20	20,554
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	58	60,867
30 Yr Pass Thru Ctf	6.000	11-01-34	AAA	2,153	2,189,961
30 Yr Pass Thru Ctf (M)	6.000	10-01-35	AAA	4,510	4,586,388
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	4,758	4,838,194
30 Yr Pass Thru Ctf	5.500	05-01-34	AAA	1,023	1,023,316
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	690	690,221
30 Yr Pass Thru Ctf	5.500	06-01-35	AAA	706	705,925
30 Yr Pass Thru Ctf	5.500	07-01-35	AAA	11,586	11,584,561
CMO REMIC 2003-17-QT	5.000	08-25-27	AAA	1,595	1,590,786
Note	6.000	05-30-25	AAA	1,652	1,630,980
Note (L)	5.000	04-19-10	AAA	2,470	2,469,760
Financing Corp.,
Bond	9.400	02-08-18	Aaa	785	1,115,236
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	7	7,749
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	5	5,009

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	13	14,531
	Interest	Credit		Par value
Issuer, description, maturity date	rate (%)	rating (A)		($000)	Value
Short-term investments 0.94%					$2,333,000
(Cost $2,332,594)

Government U.S. Agency 0.93%					2,300,000

Federal Home Loan Bank,
Disc Note 10-3-05	Zero	AAA		2,300	2,300,000
Joint Repurchase Agreement 0.01%					33,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 9-30-05 due
10-3-05 (Secured by U.S. Treasury Inflation Indexed
Bond 3.875% due 4-15-32)	3.250			33	33,000

Total investments 100.00%					$249,108,481

John Hancock Investors Trust Financial futures contracts September 30, 2005 (unaudited)

	Number of			Appreciation
Open contracts	contracts	Position	Expiration	(depreciation)

U.S. 10-Year Treasury Note	320	Short	Dec 05	$244,121
U.S. 10-Year Treasury Note	025	Short	Dec 05	$27,169
				$271,290

Financial futures contracts

John Hancock Investors Trust Footnotes to Schedule of Investments September 30, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B)	This security is fair valued in good faith under procedures established by the Board of Trustees.

(G)	Security rated internally by John Hancock Advisers, LLC.

(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L)	All or a portion of this security is on loan as of September 30, 2005.

(M)	These securities having an aggregate value of $4,586,388, or 1.84% of the Fund's net assets, have been purchased as forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments.

Accordingly, the market value of $4,755,123 of Federal Home Loan Bank, 6.000%, 8-1-34 and Federal National Mortgage Assn., 6.000%, 5-1-35 have been segregated to cover the forward commitments.

(O)	Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P)	Represents rate in effect on September 30, 2005.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $34,547,061 or 13.87% of the Fund's total investments as of September 30, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $248,202,819. Gross unrealized appreciation and depreciation of investments aggregated $4,749,462 and $3,843,800, respectively, resulting in net unrealized appreciation of $905,662.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent and registrar
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: JHI

How to contact us

Internet www.jhfunds.com

Mail
Regular mail:
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Phone

Customer service representatives	**1-800-852-0218**
Portfolio commentary	**1-800-344-7054**
24-hour automated information	**1-800-843-0090**
TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P50Q3 9/05
11/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: November 28, 2005

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: November 28, 2005